CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (17,897)	$ (23,192)	$ (5,850)
Other comprehensive income (loss):
Foreign currency translation adjustments	90	161	566
Reclassification adjustments for realized loss (gain) on hedging instruments, net	(1,931)	748	154
Unrealized gain (loss) on hedging instruments, net	568	1,414	(953)
Total Comprehensive loss	$ (19,170)	$ (20,869)	$ (6,083)